23. Other payables (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease collections	$ 325,280	$ 266,974
2019
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease collections	0	266,974
2020
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease collections	$ 325,280	$ 0